Summary of Principal Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2025
Summary of Principal Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Estimated Useful Life
Software	12 months
Produced contents	6 – 12 months
Copyrights	12 – 36 months

Schedule of Disaggregate Revenue

For the three and nine months ended September 30, 2025 and 2024, the Company disaggregate revenue into three revenue streams, consisting of In-App Purchases services, In-App Advertising services and content licensing business, as follows:

	For the Three Months Ended September 30,		For the Nine months ended September 30,
	2025	2024	2025	2024

In-App Purchase services	$4,876,400	$9,294,400	$17,331,900	$23,614,200
In-App Advertising services	725,600	1,031,100	1,875,900	2,319,000
Content licensing business	509,500	20,000	1,700,500	20,000
	$6,111,500	$10,345,500	$20,908,300	$25,953,200

Schedule of Revenues by Primary Geographical Markets based on the Location of Customers

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the three months ended September 30, 2025 and 2024.

	For the three months ended September 30, 2025
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$1,053,000	$2,179,700	$1,360,000	$283,700	$4,876,400
Online advertising services	-	725,600	-	-	725,600
Content licensing	-	509,500	-	-	509,500
Total	$1,053,000	$3,414,800	$1,360,000	$283,700	$6,111,500

	For the three months ended September 30, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$2,840,500	$4,580,200	$1,177,400	$696,300	$9,294,400
Online advertising services	-	1,031,100	-	-	1,031,100
Content licensing	-	20,000	-	-	20,000
Total	$2,840,500	$5,631,300	$1,177,400	$696,300	$10,345,500

The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the nine months ended September 30, 2025 and 2024.

	For the nine months ended September 30, 2025
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$5,719,800	$6,696,500	$3,896,000	$1,091,600	$17,331,900
Online advertising services	-	1,875,900	-	-	1,875,900
Content licensing	-	1,700,500	-	-	1,700,500
Total	$5,719,800	$10,272,900	$3,896,000	$1,091,600	$20,908,300

	For the nine months ended September 30, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$10,691,000	$8,107,900	$3,133,800	$1,681,500	$23,614,200
Online advertising services	-	2,319,000	-	-	2,319,000
Content licensing	-	20,000	-	-	20,000
Total	$10,691,000	$10,446,900	$3,133,800	$1,681,500	$25,953,200